Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Schedule of Discontinued Operations
April 17, 2026
ASSETS
Current assets:
Cash and cash equivalents	$175
Accounts receivable and other receivables, net	6,090
Prepaid expenses and other current assets	20
Total current assets	6,285
Non-current assets:
Property and equipment, net	37
Intangible assets	12,979
Other non-current assets	23
Total assets	$19,324

LIABILITIES AND NET DEFICIT
Current liabilities
Accounts payable and other payables	$18,552
Long term payables, current portion	3,843
Deferred revenues	444
Income tax payable	1,050
Total current liabilities	23,889

Non-current liabilities
Deferred tax liability	2,835
Total liabilities	26,724
Net deficit	$(7,400)

See the tables below for the summary of assets and liabilities of Juve Stabia before classification as held for sale as of December 31, 2025:

December 31, 2025
ASSETS
Current assets:
Cash and cash equivalents	$1,365
Accounts receivable and other receivables, net	2,755
Prepaid expenses and other current assets	19
Total current assets	4,139
Non-current assets:
Property and equipment, net	41
Intangible assets	13,902
Total assets	$18,082

LIABILITIES
Current liabilities
Accounts payable and other payables	$13,122
Accrued and other liabilities	733
Deferred revenues	1,517
Income tax payable	179
Total current liabilities	15,551

Non-current liabilities
Long term payables	3,237
Other long-term liabilities	3,570
Total non-current liabilities	6,807
Total liabilities	$22,358

See the tables below for the summary of statement of operations of UYBA and Juve Stabia classified as discontinued operations as of and for the periods presented:

June 30,
2026
Juve Stabia
Revenue	$2,085
Operating expenses
General and administrative expenses	6,495
Impairment of non-financial assets	290
Total operating expenses	6,785

Operating loss from discontinued operations	(4,700)

Other income:
Interest income	1
Other income	1,738
Net gain on disposal of subsidiary	7,400
Total other income	9,139

Profit before income taxes	4,439
Provision for income taxes	102
Net profit	$4,337

UYBA has no operational activities associated with discontinued operations for the six months ended June 30, 2026.

	June 30, 2025
	UYBA	Juve Stabia	Total Discontinued

Revenue	$1,061	$-	$1,061
Operating expenses
General and administrative expenses	1,747	725	2,472
Total operating expenses	1,747	725	2,472

Other income (expense):
Interest income (expense)	(24)	-	(24)
Other income	38	-	38
Net loss on disposal of subsidiary	(461)	-	(461)
Total other expenses, net	(447)	-	(447)

Loss before income taxes	(1,133)	(725)	(1,858)
Provision for income taxes	-	-	-
Net loss	$(1,133)	$(725)	$(1,858)